DEPOSITS	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
DEPOSITS

NOTE 10 – DEPOSITS

Time deposits that met or exceeded the FDIC insurance limit of $250 totaled $150,188 and $111,007 as of December 31, 2015 and 2014.

At December 31, 2015 and 2014, brokered deposits of $4,150 and $12,851 were included in the company’s time deposit balance. Of the $4,150 in brokered deposits at December 31, 2015, all were customer funds placed in the Certificate of Deposit Account Registry Service (“CDARS”) program. CDARS allows Equity Bank to break large deposits into smaller amounts and place them in a network of other CDARS banks to ensure that FDIC insurance coverage is gained on the entire deposit. Although classified as brokered deposits for regulatory purposes, funds placed through the CDARS program are Equity Bank’s customer relationships.

At December 31, 2015, the scheduled maturities of time deposits are as follows:

Due in one year or less	$266,943
Due after one year through two years	85,964
Due after two years through three years	26,192
Due after three years through four years	16,464
Due after four years through five years	40,462
Thereafter	2,587

Total	$438,612